Financial Instruments and Risk Management - Summary of Financial Liabilities into Maturity Groupings Based on Remaining Period to Contractual Maturity Date (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Financial Instruments [Line Items]
Trade payables	¥ 83,138	$ 11,937	¥ 81,195
Other payables	2,306		2,562
Lease liabilities	2,998		793	¥ 913
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	83,138		81,195
Other payables	9,426		21,456
Lease liabilities	3,219		839
Total	95,783		103,490
Credit Risk | Less than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	83,138		81,195
Other payables	9,426		21,456
Lease liabilities	1,570		653
Total	94,134		103,304
Credit Risk | Between 1 and 2 Years
Disclosure Of Financial Instruments [Line Items]
Lease liabilities	1,412		186
Total	1,412		¥ 186
Credit Risk | Between 2 and 5 Years
Disclosure Of Financial Instruments [Line Items]
Lease liabilities	237
Total	¥ 237